Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 2,718	$ 822	$ 3,352	$ (7,880)
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			42,070	$ 63,595	$ 63,595
Amount used during the year			(524)		(10,984)
Remeasurement			3,352		(10,541)
Closing balance	$ 44,898		$ 44,898		$ 42,070